INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$ 100,555	$ 20,456
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	10,904	0
Origination and reversal of temporary differences	(42,708)	(14,645)
Non-recognition of tax benefits related to tax losses and temporary differences	45,146	24,768
Adjustments relating to prior taxation years	(677)	24
Deferred income taxes	12,665	10,147
Total income tax expense	113,220	30,603
Adjustments for current tax of prior periods	(602)	(2,848)
Revision of Prior Period, Adjustment
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Deferred income taxes	$ 12,665	$ 10,147